Significant Accounting Policies - Summary of Impacts of the Adoption of IFRS 16 (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Impact Of Ifrs Sixteen On The Financial Position [Line Items]
Property, plant and equipment, net	¥ 84,788		¥ 170,692	[1]	¥ 170,692
Right-of-use assets	153,211		0	[1]
Lease prepayments	0		2,970	[1]
Interest in associates	3,322		3,181	[1]
Deferred tax assets	2,692		1,566	[1]
Other assets	1,979		1,776	[1]	1,394
Total non-current assets	290,190		222,877	[1]
Prepaid expenses and other current assets	1,591		3,659	[1]
Total current assets	16,738		24,072	[1]
Lease liabilities	19,998		0	[1]
Current portion of obligation under finance leases			9,555
Accrued expenses	15,745		15,682	[1]
Total current liabilities	95,490		83,687	[1]
Net current liabilities	(78,752)		59,615
Total assets less current liabilities			163,262
Lease liabilities	114,076		0	[1]
Obligations under finance leases			62,666
Provision for major overhauls	3,542		2,831	[1]
Deferred benefits and gains	833		906	[1]
Deferred tax liabilities	239		676	[1]
Total non-current liabilities	134,109		84,793	[1]
Net assets	77,329		78,469	[1]
Reserves	51,839		52,990	[1]
Total equity attributable to equity shareholders of the Company	64,106		65,257	[1]
Non-controlling interests	13,223		13,212	[1]
Total equity	¥ 77,329		78,469	[1]	¥ 62,543	[1],[2]	¥ 54,976
Remeasurement [member]
Disclosure Of Impact Of Ifrs Sixteen On The Financial Position [Line Items]
Other assets			1,566
IFRS Sixteen [Member] | Remeasurement [member]
Disclosure Of Impact Of Ifrs Sixteen On The Financial Position [Line Items]
Right-of-use assets			45,437
Interest in associates			(527)
Deferred tax assets			717
Total non-current assets			45,627
Prepaid expenses and other current assets			(811)
Total current assets			(811)
Lease liabilities			6,969
Accrued expenses			(83)
Total current liabilities			6,886
Net current liabilities			7,697
Total assets less current liabilities			37,930
Lease liabilities			40,790
Provision for major overhauls			780
Deferred tax liabilities			(178)
Total non-current liabilities			41,392
Net assets			(3,462)
Reserves			(3,124)
Total equity attributable to equity shareholders of the Company			(3,124)
Non-controlling interests			(338)
Total equity			(3,462)
IFRS Sixteen [Member] | Reclassification [member]
Disclosure Of Impact Of Ifrs Sixteen On The Financial Position [Line Items]
Property, plant and equipment, net			(88,880)
Right-of-use assets			91,914
Lease prepayments			(2,970)
Other assets			(210)
Total non-current assets			(146)
Lease liabilities			9,952
Current portion of obligation under finance leases			(9,555)
Accrued expenses			(397)
Total assets less current liabilities			(146)
Lease liabilities			62,666
Obligations under finance leases			(62,666)
Deferred benefits and gains			(146)
Total non-current liabilities			¥ (146)
IFRS Sixteen [Member] | Carrying amount [member]
Disclosure Of Impact Of Ifrs Sixteen On The Financial Position [Line Items]
Property, plant and equipment, net		¥ 81,812
Right-of-use assets		137,351
Interest in associates		2,654
Deferred tax assets		2,283
Other assets		1,566
Total non-current assets		268,358
Prepaid expenses and other current assets		2,848
Total current assets		23,261
Lease liabilities		16,921
Accrued expenses		15,202
Total current liabilities		90,573
Net current liabilities		67,312
Total assets less current liabilities		201,046
Lease liabilities		103,456
Provision for major overhauls		3,611
Deferred benefits and gains		760
Deferred tax liabilities		498
Total non-current liabilities		126,039
Net assets		75,007
Reserves		49,866
Total equity attributable to equity shareholders of the Company		62,133
Non-controlling interests		12,874
Total equity		¥ 75,007

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).